Commitments And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended
	Jan. 31, 2011	Jan. 31, 2008	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2009 Third party one	Mar. 31, 2012 Third party two
Loss Contingencies [Line Items]
Noncancelable operating lease, commenced period	2011-07	2008-02
Noncancelable operating lease, expiration period	2014-06	2011-06						2011-06	2014-06
Standby letters of credit issued under lease term			$ 205,000		$ 205,000
Deferred rent					200,000
Sublease agreement, term								29 months	28 months
Sublease agreement, start date								2009-02-01	2012-03-01
Rent expense, net of sublease income			100,000	400,000	600,000	400,000	500,000
Sublease income			700,000	400,000	500,000	400,000	300,000
Accruals or expenses related to indemnification issues			$ 0